Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 61,191,388	$ 42,025,758	$ 54,427,635
Lease liabilities	(58,318,566)	(69,652,452)
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 61,191,388	$ 42,025,758